Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees
Total	$ 120,000	$ 17,683	$ 107
Onshore California [Member]
Total		$ 17,683	$ 107